Partners' Capital (Tables)	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Numbers of units outstanding
The numbers of units outstanding as of June 30, 2013 and December 31, 2012, respectively, were as follows (in thousands):

	June 30, 2013	December 31, 2012
Limited partner common units	4,683	4,639
Limited partner subordinated units	4,526	4,526
Preferred units	5,143	—
General partner units	185	185

Schedule of Calulation for Net Income (Loss) Per Limited Partner Unit
The following table is the calculation of net income (loss) per limited partner unit for the three and six months ended June 30, 2013 and 2012, respectively (in thousands, with the exception of per unit amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net (loss) income from continuing operations	$(19,996)	$2,251	$(23,467)	$3,917
Net income attributable to noncontrolling interests	188	—	343	—
Net loss from continuing operations attributable to the Partnership	(20,184)	2,251	(23,810)	3,917
Less:
Declared cash distribution on Series A Preferred Units	1,074	—	1,074	—
Declared PIK distribution on Series A Preferred Units	1,074	—	1,074	—
Fair value of Series A Preferred Units in excess of value of contributed High Point System	15,612	—	15,612	—
General partners' distribution	80	81	160	161
General partners' share in undistributed loss	(820)	(35)	(970)	(82)
Blackwater loss from continuing operations	(416)	—	(416)	—
Net (loss) income from continuing operations available to limited partners	$(36,788)	$2,205	$(40,344)	$3,838

Net (loss) income attributable to the Partnership	$(22,114)	$2,327	$(25,667)	$4,018
Less:
Declared cash distribution on Series A Preferred Units	1,074	—	1,074	—
Declared PIK distribution on Series A Preferred Units	1,074	—	1,074	—
Fair value of Series A Preferred Units in excess of value of contributed High Point System	15,612	—	15,612	—
General partners' distribution	80	81	160	161
General partners' share in undistributed loss	(861)	(34)	(1,013)	(80)
Blackwater net loss	(477)	—	(477)	—
Net (loss) income available to limited partners	$(38,616)	$2,280	$(42,097)	$3,937

Weighted average number of units used in computation of limited partners’ net (loss) income per unit (basic)	9,198	9,107	9,183	9,100

Limited partners’ net (loss) income from continuing operations per unit (basic)	$(4.00)	$0.24	$(4.39)	$0.42
Limited partners’ net (loss) income per unit (basic)	$(4.20)	$0.25	$(4.58)	$0.43

Weighted average number of units used in computation of limited partners’ net (loss) income per unit (diluted)	9,198	9,276	9,183	9,263

Limited partners’ net (loss) income from continuing operations per unit (diluted)	$(4.00)	$0.24	$(4.39)	$0.41
Limited partners’ net (loss) income per unit (diluted)	$(4.20)	$0.25	$(4.58)	$0.43